WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BELGIUM — 4.3%
30,800	Azelis Group N.V.	$675,036
972	D'ieteren Group	205,457
5,090	UCB S.A.	917,832
		1,798,325
	BERMUDA — 2.2%
8,380	Arch Capital Group Ltd.*	937,554
	BRAZIL — 3.3%
35,686	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	592,179
56,680	NU Holdings Ltd. - Class A*	773,682
		1,365,861
	CANADA — 7.2%
16,400	Celestica, Inc.*	838,368
200	Constellation Software, Inc.	648,489
44,260	PrairieSky Royalty Ltd.	899,599
4,500	TFI International, Inc.	616,359
		3,002,815
	CHINA — 4.7%
25,870	Kanzhun Ltd. - ADR	449,103
14,700	Tencent Holdings Ltd.	840,713
10,910	Trip.com Group Ltd. - ADR*	648,382
		1,938,198
	DENMARK — 2.5%
8,820	Novo Nordisk A.S. - Class B	1,036,283
	FRANCE — 9.9%
5,750	Gaztransport Et Technigaz S.A.	810,914
7,020	Safran S.A.	1,649,513
3,500	Sartorius Stedim Biotech	731,439
3,490	Schneider Electric S.E.	917,562
		4,109,428
	GERMANY — 3.1%
14,920	Scout24 S.E.	1,282,914
	INDIA — 3.8%
39,610	ICICI Bank Ltd.	601,704
21,564	PB Fintech Ltd.*	416,850

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
167,690	Zomato Ltd.*	$546,885
		1,565,439
	IRELAND — 7.0%
3,610	Flutter Entertainment PLC*	848,205
2,560	ICON PLC*	735,514
14,775	Ryanair Holdings PLC - ADR	667,534
2,740	STERIS PLC	664,560
		2,915,813
	ISRAEL — 4.9%
3,740	Monday.com Ltd.*	1,038,860
6,080	Wix.com Ltd.*	1,016,393
		2,055,253
	ITALY — 2.2%
14,160	Moncler S.p.A.	898,712
	JAPAN — 9.0%
38,400	Dai Nippon Printing Co., Ltd.	681,836
2,793	Disco Corp.	728,541
32,700	Mercari, Inc.*	570,387
66,400	Mitsubishi Heavy Industries Ltd.	978,271
19,100	Money Forward, Inc.*	778,352
		3,737,387
	MEXICO — 1.2%
58,090	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	490,830
	NETHERLANDS — 8.9%
610	Adyen N.V.*	952,344
1,580	ASM International N.V.	1,036,567
9,990	Elastic N.V.*	766,832
8,860	Euronext N.V.	961,050
		3,716,793
	PERU — 2.1%
4,770	Credicorp Ltd.	863,227
	POLAND — 1.9%
43,187	InPost S.A.*	814,323

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 3.2%
14,220	Sea Ltd. - ADR*	$1,340,662
	SOUTH KOREA — 1.9%
32,130	Coupang, Inc.*	788,792
	SWEDEN — 6.6%
7,310	Evolution A.B.	718,339
39,730	Saab A.B. - Class B	844,603
2,170	Spotify Technology S.A.*	799,710
16,240	Yubico A.B.*	399,768
		2,762,420
	TAIWAN — 2.0%
20,000	Jentech Precision Industrial Co., Ltd.	818,416
	UNITED KINGDOM — 6.7%
32,140	3i Group PLC	1,420,090
68,680	Rightmove PLC	566,885
91,210	Wise PLC - Class A*	818,817
		2,805,792
	TOTAL COMMON STOCKS
	(Cost $35,071,468)	41,045,237
	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 1.1%
450,860	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.70%[2]	450,860
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $450,860)	450,860
	TOTAL INVESTMENTS — 99.7%
	(Cost $35,522,328)	41,496,097
	Other Assets in Excess of Liabilities — 0.3%	126,734
	TOTAL NET ASSETS — 100.0%	$41,622,831

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.

WCM Focused International Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.